Other Income (Expense) - Summary of Other Income (Expense) (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of other operating income [line items]
Interest income		$ 4,396	$ 8,181	$ 10,134	$ 15,111
Dividend income		481	700	1,181	917
Foreign exchange gain (loss)		48	(202)	622	71
Gain (loss) on fair value adjustment of share purchase warrants held mandatorily measured at FVTNE	[1]	197	(280)	380	(105)
Other		0	293	0	260
Total other income (expense)		$ 5,122	$ 8,692	$ 12,317	$ 16,254

[1]	FVTNE refers to Fair Value Through Net Earnings